INCOME TAXES - Components of Income Before Taxes (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Income Tax Disclosure [Line Items]
United States	$ (39,202)	$ (17,312)	$ 23,581	$ 60,863
Foreign	255	125	627	648
(Loss) income before income taxes	$ (38,947)	$ (17,187)	$ 24,208	$ 61,511